Employee Future Benefits - Summary of Disaggregation of Defined Benefit Obligation (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	CAD 4,706	CAD 4,767
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	665	682
U.S. plans [Member] | Pension plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	3,026	3,165
U.S. plans [Member] | Pension plans [Member] | Active [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	592	637
U.S. plans [Member] | Pension plans [Member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	2,434	2,528
U.S. plans [Member] | Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	515	540
U.S. plans [Member] | Retiree welfare plans [Member] | Active [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	34	38
U.S. plans [Member] | Retiree welfare plans [Member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	481	502
Canadian plans [Member] | Pension plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,680	1,602
Canadian plans [Member] | Pension plans [Member] | Active [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	393	403
Canadian plans [Member] | Pension plans [Member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,287	1,199
Canadian plans [Member] | Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	150	142
Canadian plans [Member] | Retiree welfare plans [Member] | Active [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	20	20
Canadian plans [Member] | Retiree welfare plans [Member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	CAD 130	CAD 122